Average Annual Total Returns - Class P2 Shares - Alger 35 Fund - P	Class P-2 Inception Date	Class P-2 Return Before Taxes 1 Year	Class P-2 Return Before Taxes Since Inception	Class P-2 Return After Taxes on Distributions 1 Year	Class P-2 Return After Taxes on Distributions Since Inception	Class P-2 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class P-2 Return After Taxes on Distributions and Sale of Fund Shares Since Inception	S&P 500 Index (reflects no deductions for fees, expenses or taxes) 1 Year	S&P 500 Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	Oct. 31, 2018	67.57%	37.95%	60.04%	34.83%	42.55%	29.23%	18.40%	18.52%